Document and Entity Information	15 Months Ended
Sep. 30, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Sep. 30, 2013
Trading Symbol	wter
Entity Registrant Name	ALKALINE WATER Co INC
Entity Central Index Key	0001532390
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY